UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	September 30, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	8
Form 13F Information Table Entry Total:	97
Form 13F Information Table Value Total:	$261,287

List of Other Included Managers: Oak Value;
Westfield; Navellier; Sands Capital Mgmt;
WIlson Bennett; Bear Stearns; Marshall &
Sullivan; ICM Asset Management


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com                           COM              885535104     7585 1797300.000SH     SOLE              1797300.000
3M Company                     COM              88579y101      332 4155.000 SH       DEFINED 10 13 03                       4155.000
AFC Enterprises                COM              00104q107      685 31155.000SH       SOLE                31155.000
Agco                           COM              001084102    16028 708575.000SH      SOLE               708575.000
                                                                17  750.000 SH       DEFINED 18                              750.000
Alliant Techsystems            COM              018804104    13353 220705.000SH      SOLE               220705.000
Ambac Financial Group          COM              023139108       25  313.000 SH       SOLE                  313.000
                                                               280 3500.000 SH       DEFINED 02                             3500.000
American International Group   COM              026874107    13122 193005.000SH      SOLE               193005.000
                                                               116 1700.000 SH       DEFINED 15 03                          1700.000
Amkor Technology               COM              031652100      242 66260.000SH       SOLE                66260.000
Atari                          COM              04651m105      226 144030.000SH      SOLE               144030.000
Autozone                       COM              053332102      222 2875.000 SH       DEFINED 02                             2875.000
Berkshire Hathaway Cl B        COM              084670207      126   44.000 SH       SOLE                   44.000
                                                               456  159.000 SH       DEFINED 02                              159.000
Cendant                        COM              151313103      245 11325.000SH       DEFINED 02                            11325.000
Chevron Texaco                 COM              166764100      280 5216.000 SH       SOLE                 5216.000
                                                               240 4466.000 SH       DEFINED 10 13 15 03                    4466.000
Cisco Systems                  COM              17275r102      151 8339.000 SH       SOLE                 8339.000
                                                               156 8630.000 SH       DEFINED 10 12                          8630.000
Citigroup                      COM              172967101       45 1016.351 SH       SOLE                 1016.351
                                                               186 4206.000 SH       DEFINED 13 15 03                       4206.000
Colgate-Palmolive              COM              194162103    12880 285080.000SH      SOLE               285080.000
                                                                20  435.000 SH       DEFINED 17                              435.000
Comcast Cl A                   COM              20030n101    13750 486903.000SH      SOLE               486903.000
                                                                34 1200.000 SH       DEFINED 15                             1200.000
Community Valley Bancorp       COM              20415p101     1840 69419.999SH       SOLE                69419.999
ConocoPhilips                  COM              20825c104      228 2750.000 SH       DEFINED 10 15 03                       2750.000
Constellation Brands           COM              21036p108    15099 396715.000SH      SOLE               396715.000
                                                               287 7550.000 SH       DEFINED 02                             7550.000
Danielson Holding              COM              236274106      656 107790.000SH      SOLE               107790.000
E.W. Scripps                   COM              811054204      289 6050.000 SH       DEFINED 02 03                          6050.000
EBay                           COM              278642103       10  104.000 SH       SOLE                  104.000
                                                               271 2950.000 SH       DEFINED 10 12                          2950.000
Eli Lilly                      COM              532457108      408 6800.000 SH       SOLE                 6800.000
Exxon Mobil                    COM              30231g102       43  898.000 SH       SOLE                  898.000
                                                               222 4594.000 SH       DEFINED 13 15 03                       4594.000
FTI Consulting                 COM              302941109      352 18635.000SH       SOLE                18635.000
First Data                     COM              319963104    14001 321863.000SH      SOLE               321863.000
                                                                35  800.000 SH       DEFINED 15                              800.000
First Health Group             COM              320960107      692 43010.000SH       SOLE                43010.000
General Electric               COM              369604103      251 7479.985 SH       SOLE                 7479.985
                                                               197 5854.000 SH       DEFINED 13 15 03                       5854.000
Input/Output                   COM              457652105      329 31880.000SH       SOLE                31880.000
Intel                          COM              458140100      172 8560.000 SH       SOLE                 8560.000
                                                                44 2200.000 SH       DEFINED 15 03                          2200.000
Internap Network Services      COM              45885A102       66 97841.000SH       SOLE                97841.000
International Steel Group      COM              460377104    14867 441155.000SH      SOLE               441155.000
Johnson & Johnson              COM              478160104      137 2430.758 SH       SOLE                 2430.758
                                                               111 1970.000 SH       DEFINED 17 15                          1970.000
Kana Software                  COM              483600300      439 259690.000SH      SOLE               259690.000
Lone Star Tech                 COM              542312103      541 14300.000SH       SOLE                14300.000
Mera Pharmaceuticals           COM              58732r103        2 80000.000SH       SOLE                80000.000
Merck                          COM              589331107      220 6652.000 SH       SOLE                 6652.000
                                                                12  349.000 SH       DEFINED 13                              349.000
Microsoft                      COM              594918104     1972 71324.891SH       SOLE                71324.891
                                                                86 3100.000 SH       DEFINED 12 15                          3100.000
NBTY                           COM              628782104      667 30950.000SH       SOLE                30950.000
Netsmart Technologies          COM              64114w306      235 29250.000SH       SOLE                29250.000
NewAlliance Bancshares         COM              650203102     1794 125000.000SH      SOLE               125000.000
Novoste                        COM              67010c100      157 95720.000SH       SOLE                95720.000
Pfizer                         COM              717081103    12694 414843.909SH      SOLE               414843.909
                                                                37 1200.000 SH       DEFINED 15                             1200.000
PolyMedica                     COM              731738100    10848 352199.000SH      SOLE               352199.000
                                                                71 2300.000 SH       DEFINED 03                             2300.000
Prime Medical Services         COM              74156d108      427 59140.000SH       SOLE                59140.000
Procter & Gamble               COM              742718109      234 4332.000 SH       DEFINED 10 13                          4332.000
QualComm                       COM              747525103      235 6020.000 SH       DEFINED 10 12                          6020.000
Sensient Technologies          COM              81725t100      640 29595.000SH       SOLE                29595.000
St Paul Travelers Companies    COM              792860108    10935 330749.000SH      SOLE               330749.000
Standard Commercial            COM              853258101      513 32600.000SH       SOLE                32600.000
Starbucks                      COM              855244109      116 2550.000 SH       SOLE                 2550.000
                                                               169 3715.000 SH       DEFINED 10 12                          3715.000
Steiner Leisure                COM                             338 15310.000SH       SOLE                15310.000
Sycamore Networks              COM              871206108      265 70010.000SH       SOLE                70010.000
Tidewater                      COM              886423102    14320 439930.000SH      SOLE               439930.000
Time Warner                    COM              887317105        7  450.000 SH       SOLE                  450.000
                                                               241 14925.000SH       DEFINED 02 15                         14925.000
Viacom Cl B                    COM              925524308      776 23130.000SH       SOLE                23130.000
                                                                47 1400.000 SH       DEFINED 03                             1400.000
Viacom Cl B                    COM              925524100    11626 346413.000SH      SOLE               346413.000
XL Capital                     COM              g98255105      226 3050.000 SH       DEFINED 02                             3050.000
Zale Corp                      COM              988858106      232 8250.000 SH       DEFINED 02                             8250.000
Vanguard Total Stock Market                     922908769      431     4000 SH       SOLE                     4000
American Century Equity Income                  025076100     1726 215155.929SH      SOLE               215155.929
American Growth Fund of Americ                  399874403     3677 147379.977SH      SOLE               147379.977
Columbia Acorn Select Z                         197199854     1621 85480.268SH       SOLE                85480.268
First Eagle Overseas                            32008F101     2436 122346.224SH      SOLE               122346.224
Harbor International                            411511306     1645 42407.436SH       SOLE                42407.436
Longleaf Partners Internationa                  543069405    23777 1662696.107SH     SOLE              1662696.107
Matthews China Fd                               577130701    13770 979404.367SH      SOLE               979404.367
Oakmark                                         413838103     3984 102990.411SH      SOLE               102990.411
Vanguard Value Index                            922908405     1297 66221.921SH       SOLE                66221.921
iShares MSCI Eafe Index                         464287465     1658 11729.000SH       SOLE                11729.000
iShares Russell 1000 Value Ind                  464287598     1741 28745.000SH       SOLE                28745.000
                                                               127 2091.000 SH       DEFINED 13                             2091.000
iShares Russell Midcap Value I                  464287473      873 8735.000 SH       SOLE                 8735.000